EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 11:-    EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2012	2013	2014

Numerator for basic and diluted net earnings per share:

Net income	$31,757	$18,055	$24,950

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	43,709,278	44,760,197	45,308,554
Effect of dilutive securities:
Employee stock options	2,879,616	1,956,732	1,586,061

Denominator for diluted net earnings per share	46,588,894	46,716,929	46,894,615

Basic net earnings per share	$0.73	$0.40	$0.55

Diluted net earnings per share	$0.68	$0.39	$0.53